DISCONTINUED OPERATIONS (The Operating Results From Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major classes of line items constituting pre-tax profit of discontinued operations
Loss on deconsolidation of the subsidiary, net of income tax	$ (6,697)		$ 0
Net loss from discontinued operations, net of income tax	(8,921)	$ (8,779)	(20,009)
Qufan [Member]
Major classes of line items constituting pre-tax profit of discontinued operations
Net revenues	1,269	1,000	593
Cost of services	(192)	(419)	(696)
Sales and marketing	(556)	(1,284)	(3,122)
General and administrative	(2,322)	(7,822)	(13,751)
Service development expenses	(496)	(2,444)	(4,190)
Other income that are not major	73	1,690	1,132
Loss from discontinued operations, before income tax	(2,224)	(9,279)	(20,034)
Income tax expense		500	25
Loss from discontinued operations, net of income tax	(2,224)	(8,779)	(20,009)
Loss on deconsolidation of the subsidiary, net of income tax	(6,697)
Net loss from discontinued operations, net of income tax	$ (8,921)	$ (8,779)	$ (20,009)